Exploration and Evaluation Costs - Exploration and Evaluation Expense Summary (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Seismic, geological and geophysical	CAD 113	CAD 78
Expensed drilling	22	66
Expensed land	11	44
Exploration and evaluation expenses	CAD 146	CAD 188